Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about Significant Accounting Policies [Abstract]
Cash and cash equivalents [Policy Text Block]

a) Cash and cash equivalents

Cash and cash equivalents include cash on hand with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value.

Guaranteed investment certificate [Policy Text Block]

b) Guaranteed investment certificate

Guaranteed investment certificate, bearing interest at 2.2%, matured on January 13, 2021 and was reinvested, bearing interest at 2.2% maturing on January 19, 2022. This was further renewed with a maturity date of January 19, 2023.

Equipment [Policy Text Block]

c) Equipment

Recognition and Measurement

On initial recognition, equipment is valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing items. The corresponding liability is recognized within provisions.

Equipment is subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses.

When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Gains and Losses

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized net within other income in profit or loss.

Depreciation

Depreciation and amortization rates applicable to each category of equipment on a declining basis are as follows:

Furniture and equipment	20%
Computer equipment	30%

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate.

Impairment of Non-Financial Assets [Policy Text Block]

d) Impairment of Non-Financial Assets

Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amounts, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset's cash-generating unit, which is the lowest group of assets in which the asset belongs for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets. The Company has one cash-generating unit for which impairment testing is assessed.

An impairment loss is charged to the profit or loss, except to the extent it reverses gains previously recognized in other comprehensive loss/income.

Revenue [Policy Text Block]

e) Revenue

IFRS 15 - Revenue from Contracts with Customers applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. In accordance with IFRS 15, the Company recognizes revenue when the Company's customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expect to receive in exchange for those goods or services.

At contract inception, the Company assesses the goods or services promised within each contract that falls under the scope of IFRS 15, to identify distinct performance obligations. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. For collaborative arrangements that fall within the scope of IFRS 15, the Company applies the revenue recognition model to part or all of the arrangement, when deemed appropriate.

In 2018, the Company entered into a license and collaboration agreement that falls within the scope of IFRS 15. Promised deliverables within this agreement may include grants of licenses, or options to obtain licenses, to our intellectual property, and participation on joint research and/or development committees. The terms of these agreements typically include one or more of the following types of payments to the Company:

Licenses of intellectual property including platform technology access: If the license to the Company's intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are not distinct from other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the related revenue recognition accordingly.

Milestone payments: At the inception of each arrangement that includes research, development or regulatory milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied.

At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect license, collaboration and other revenues and earnings in the period of adjustment. The process of successfully achieving the criteria for the milestone payments is highly uncertain. Consequently, there is a significant risk that the Company may not earn all of the milestone payments from each of its strategic partners.

Research and development milestones in the Company's collaboration agreements may include some, but not necessarily all, of the following types of events:

• initiation of Phase 2 clinical trials; and

• achievement of certain other technical, scientific or development criteria.

Regulatory milestone payments may include the following types of events:

• filing of regulatory applications for marketing approval in the Licensed Territories; and

• marketing approval in major markets in the Licensed Territories.

Royalties and commercial milestones: For arrangements that include sales-based royalties, including commercial milestone payments based on pre-specified level of sales, the Company recognizes revenue at the later of: i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). Achievement of these royalties and commercial milestones may solely depend upon performance of the licensee. Since inception to date, the Company has not recognized any royalty revenue or commercial milestone from any of its out-licensing arrangements.

If the expectation at contract inception is such that the period between payment by the licensee and the completion of related performance obligations will be one year or less, the Company assumes that the contract does not have a significant financing component.

Basic and Diluted Loss per Share [Policy Text Block]

f) Basic and Diluted Loss per Share

Basic loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding for the relevant period.

Diluted earnings/loss per common share is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted.

The number of shares potentially issuable at December 31, 2021 that were not included in the computation of loss per share since their inclusion would have been anti-dilutive due to a loss in the periods presented. The total number of shares potentially issuable are 4,644,555 (2020: 3,554,555; 2019: 5,623,184) consisting of 2,825,000 (2020: 1,730,000; 2019: 1,830,000) outstanding stock options and 1,819,555 (2020:1,824,555; 2019: 3,793,183) warrants.

Income Taxes [Policy Text Block]

g) Income Taxes

Income tax expense is comprised of current and deferred tax. Current and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

  the initial recognition of goodwill;

  the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

  investments in subsidiaries and jointly controlled entities where the Company is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered).

Deferred tax assets and liabilities are offset when the Company has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either:

  the same taxable group company; or

  different group entities which intend either to settle current tax assets and liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Scientific research and development credit and government grants [Policy Text Block]

h) Scientific research and development credit and government grants

Scientific research and development credits are received on expenditure and are generally deducted in arriving at the carrying amount of the asset purchased. Grants relating to expenditure are recorded in other income when received.

Government grants are assistance by government agencies in the form of transfers of resources to an entity in return for past or future compliance with certain conditions related to the operating activities of the entity. Grants from the government are recognized at the fair value where there is reasonable assurance that the grant will be received, and the Company will comply with all attached conditions. Government grants related to costs are deferred, if applicable, and recognized in profit or loss on a systematic basis in the periods in which the expenses are recognized.

Foreign Currency Translation [Policy Text Block]

i) Foreign Currency Translation

The financial statements are presented in Canadian dollars, which is also the functional currency.

At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into Canadian dollars by the use of the exchange rate in effect at that date. At the year-end date, unsettled monetary assets and liabilities are translated into Canadian dollars by using the exchange rate in effect at the year-end date and the related translation differences are recognized in net income.

Non-monetary assets and liabilities that are measured at historical cost are translated into Canadian dollars by using the exchange rate in effect at the date of the initial transaction and are not subsequently restated. Non-monetary assets and liabilities that are measured at fair value or a re-valued amount are translated into Canadian dollars by using the exchange rate in effect at the date the value is determined and the related translation differences are recognized in net income or other comprehensive loss consistent with where the gain or loss on the underlying non-monetary asset or liability has been recognized.

Share-based Payments [Policy Text Block]

j) Share-based Payments

The Company has adopted a stock option plan as described in (Note 12(c)). In addition, certain of the Company's founders have entered into option agreements with consultants and employees of the Company.

Employees (including senior executives) of the Company receive remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is recognized, together with a corresponding increase in contributed surplus in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company's best estimate of the number of equity instruments that will ultimately vest. The income statement expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized as stock-based compensation expense (Note 12(e)).

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph. All cancellations of equity-settled transaction awards are treated equally.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

Cash-settled transactions

The cost of cash-settled transactions is measured initially at fair value at the grant date using a binomial model. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is re-measured to fair value at each reporting date up to and including the settlement date, with changes in fair value recognized as employee benefits expense.

Leases [Policy Text Block]

k) Leases

All leases are accounted for by recognizing a right-of-use asset in equipment and a lease liability except for leases of low value assets and leases with a duration of 12 months or less. There were no lease liabilities or right-of-use assets recognized as at December 31, 2021.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the rate inherent in the lease unless this is not readily determinable, in which case the Company's incremental borrowing rate on commencement of the lease is used. The Company determines its incremental borrowing rate as the rate of interest it would have to pay to borrow over a similar term, and with similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. Variable lease payments are expensed in the period to which they relate.

Further, lease terms are based on assumptions regarding extension terms that allow for operational flexibility and favorable future market conditions.

Subsequent to initial measurement, lease liabilities increase as a result of interest at a constant rate on the balance outstanding and are reduced for lease payments made. Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease or over the remaining economic life of the asset, whichever is shorter.

Financial Instruments [Policy Text Block]

l) Financial Instruments

Non-Derivative Financial Assets

The Company classifies its financial assets in the following categories: at fair value through profit or loss ("FVTPL"), at fair value through other comprehensive income ("FVTOCI") or at amortized cost. The classification depends on the purpose for which the financial assets are acquired. Management determines the classification of its financial assets at initial recognition. Measurement and classification of financial assets is dependent on the entity's business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

Financial Assets at FVTPL - Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the income statement. Realized and unrealized gains or losses arising from changes in the fair value of the financial assets held at FVTPL are included in the income statement in the period in which they arise. Derivatives are also categorized as FVTPL unless they are designated as hedges.

Financial Assets at FVTOCI - Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, they are measured at fair value, with gains or losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment.

Financial Assets as Amortized costs - Financial assets at amortized cost are initially recognized at fair value and subsequently carried at amortized cost less any expected credit loss provision. They are classified as current assets or non-current assets based on their maturity date. Cash and cash equivalents and guaranteed investment certificates are classified under financial assets measured at amortized costs.

Financial assets are derecognized when they mature or are sold, and subsequently all the risks and rewards of ownership have been transferred. Gains and losses on derecognition of financial assets classified as FVTPL or amortized cost are recognized in the income statement. Gains or losses on financial assets classified as FVTOCI remain within accumulated other comprehensive income.

Cash and cash equivalents and guaranteed investment certificates are classified under financial assets measured at amortized cost.

Financial Liabilities

The Company measures all its financial liabilities as subsequently measured at amortized cost. Financial liabilities are recognized initially at fair value, net of transaction costs incurred and are subsequently measured at amortized cost. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in profit and loss over the period to maturity using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where applicable, a shorter period.

Accounts payable and accrued liabilities, CEBA loan payable, promissory note, put liability, royalty payable and preference shares are classified as financial liabilities measured at amortized cost.

The Company recognized a put liability initially at an estimate of its fair value. The financial liability is measured at amortized cost and is accreted over the term of the put liability based on its effective interest rate.

In terms of preference shares, the Company recognized initially at face value and as at December 31, 2020, recorded the accretion based on 5 years. No amount was bifurcated to the equity conversion option on initial recognition. The financial instrument is measured at amortized cost. Given the Company has an obligation to redeem the preference shares in 5 years at $0.74/share, the effective interest was accreted for the redemption amount and accrued cumulative dividends that will be settled in the future.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial adoption, the loss allowance is measured for the financial asset at an amount equal to twelve month expected credit losses. For other receivables, the Company applies the simplified approach to providing the expected credit losses, which allows the use of a lifetime expected loss provision. Impairment losses on the financial assets carried at amortized cost are reversed in subsequent periods. If the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized. Given the nature and balances of the Company's receivables and the financial assets the Company has no material loss allowance as at December 31, 2021 and 2020.

Share Capital [Policy Text Block]

m) Share Capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company's common shares, share options and warrants not denominated in a foreign currency are classified as equity instruments. Incremental costs directly attributable to the issue of new shares, warrants, or options are shown in equity as a deduction, net of tax, from the proceeds.

The Company's common shares are classified as equity instruments.